                                                            OMB APPROVAL
                                                         OMB Number: 3235-006
                                                      Expires: February 28, 1994
                              UNITED STATES            Estimated average burden
                   SECURITIES AND EXCHANGE COMMISSION    hours per form 24.60
                        WASHINGTON, D.C. 20549
                                                             SEC USE ONLY
                               FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31st, 2004.

                (Please read instructions before preparing form.)

If amended report check here:  [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
101 South Fifth Street, Suite 3160         Louisville,         KY         40202
--------------------------------------------------------------------------------
Business Address         (Street)             (City)         (State)      (Zip)

Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

      The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 26th day of January, 2005.


                                TODD INVESTMENT ADVISORS, INC.
                                ------------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      Bosworth M. Todd
                                ------------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                          to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                   13f file No.:      Name:                          13f file No.:
1. Todd Investment Advisors, Inc.          28-834          6.
2.                                                         7.
3.                                                         8.
4.                                                         9.
5.                                                         10.

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                         0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                  135
FORM 13F INFORMATION TABLE VALUE TOTAL:                              2333841


LIST OF OTHER INCLUDED MANAGERS:
NO.                                       13F FILE NUMBER           NAME

Page 1 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                            Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                  Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
3M CO                                       88579Y101          2,507       30,549
ABBOTT LABS                                 002824100          1,457       31,238
AEGON N V                                   007924103            185       13,520
AGILENT TECHNOLOGIES INC                    00846U101          6,587      273,335
ALCOA INC                                   013817101            485       15,450
ALLERGAN INC                                018490102            203        2,500
ALTRIA GROUP INC                            02209S103         47,695      780,613
AMERICAN EXPRESS CO                         025816109          1,297       23,000
AMERICAN INTL GROUP INC                     026874107         12,267      186,791
ANHEUSER BUSCH COS INC                      035229103         22,097      435,589
APPLIED MATLS INC                           038222105         11,797      689,901
ARCHSTONE SMITH TR                          039583109          6,053      158,040
ASHLAND INC                                 044204105            295        5,052
AVON PRODS INC                              054303102            828       21,400
BANK OF AMERICA CORP                        060505104         84,462    1,797,442
BELLSOUTH CORP                              079860102          1,214       43,690
BEST BUY INC                                086516101         64,399    1,083,800
                                                             263,828

                                                       Item 8:
                                     Voting Authority (Shares)
                                     -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared   (c) None

------------------------------        --------   ----------  ----------
3M CO                                   24,095                    6,454
ABBOTT LABS                              9,256                   21,982
AEGON N V                                    0                   13,520
AGILENT TECHNOLOGIES INC                     0                  273,335
ALCOA INC                               15,450                        0
ALLERGAN INC                                 0                    2,500
ALTRIA GROUP INC                       244,053                  536,560
AMERICAN EXPRESS CO                     23,000                        0
AMERICAN INTL GROUP INC                 37,117                  149,674
ANHEUSER BUSCH COS INC                 219,134                  216,455
APPLIED MATLS INC                      363,341                  326,560
ARCHSTONE SMITH TR                     137,990                   20,050
ASHLAND INC                              5,052                        0
AVON PRODS INC                           3,000                   18,400
BANK OF AMERICA CORP                   604,556                1,192,886
BELLSOUTH CORP                          14,790                   28,900
BEST BUY INC                           355,020                  728,780

Page 2 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                           Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                 Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
BLOCK H & R INC                             093671105         28,330      578,170
BOEING CO                                   097023105            787       15,200
BP PLC                                      055622104         46,985      804,531
BRISTOL MYERS SQUIBB CO                     110122108         23,151      903,643
BROWN FORMAN CL B                           115637209            609       12,500
BURLINGTON RES INC                          122014103          1,358       31,210
CAPITAL ONE FINL CORP                       14040H105         12,968      154,000
CARDINAL HEALTH INC                         14149Y108         25,611      440,430
CATERPILLAR INC DEL                         149123101          2,009       20,600
CHEVRONTEXACO CORP                          166764100         38,280      728,997
CINCINNATI FINL CORP                        172062101            404        9,135
CISCO SYS INC                               17275R102         35,434    1,834,072
CITIGROUP INC                               172967101         70,671    1,466,807
COCA COLA CO                                191216100          8,073      193,881
COLGATE PALMOLIVE CO                        194162103            256        5,000
COMPUTER ASSOC INTL INC                     204912109         10,434      335,941
COMPUTER SCIENCES CORP                      205363104         44,999      798,282
                                                             350,359

                                                      Item 8:
                                    Voting Authority (Shares)
                                    -------------------------

            Item 1:
         Name of Issuer
                                     (a) Sole   (b) Shared   (c) None

------------------------------       --------   ----------  ----------
BLOCK H & R INC                       257,330                  320,840
BOEING CO                              15,200                        0
BP PLC                                382,279                  422,252
BRISTOL MYERS SQUIBB CO               358,289                  545,354
BROWN FORMAN CL B                       1,600                   10,900
BURLINGTON RES INC                     31,210                        0
CAPITAL ONE FINL CORP                       0                  154,000
CARDINAL HEALTH INC                   212,723                  227,707
CATERPILLAR INC DEL                    20,600                        0
CHEVRONTEXACO CORP                    320,943                  408,054
CINCINNATI FINL CORP                      210                    8,925
CISCO SYS INC                         723,462                1,110,610
CITIGROUP INC                         506,247                  960,560
COCA COLA CO                           29,365                  164,516
COLGATE PALMOLIVE CO                        0                    5,000
COMPUTER ASSOC INTL INC                   191                  335,750
COMPUTER SCIENCES CORP                288,049                  510,233

Page 3 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                           Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                 Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
CONOCOPHILLIPS                              20825C104         79,573      916,427
DISNEY WALT CO                              254687106          1,004       36,100
DOMINION RES INC VA NEW                     25746U109         47,009      693,957
DOVER CORP                                  260003108            779       18,580
DOW CHEM CO                                 260543103         29,727      600,417
DU PONT E I DE NEMOURS &                    263534109          1,356       27,642
DUKE ENERGY CORP                            264399106         13,476      532,000
DUKE REALTY CORP                            264411505          4,823      141,280
EMERSON ELEC CO                             291011104         44,446      634,042
ENGELHARD CORP                              292845104          8,437      275,100
EQUITY OFFICE PROPERTIES                    294741103          5,830      200,197
EQUITY RESIDENTIAL                          29476L107          5,531      152,886
EXXON MOBIL CORP                            30231G102          7,582      147,917
FEDERAL REALTY INVT TR                      313747206          8,522      165,000
FIRST DATA CORP                             319963104         39,264      922,985
FIRST INDUSTRIAL REALTY                     32054K103          5,040      123,730
FLEXTRONICS INTL LTD                        Y2573F102          2,627      190,078
                                                             305,026

                                                        Item 8:
                                      Voting Authority (Shares)
                                      -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared      (c) None

------------------------------        --------   ----------      ----------
CONOCOPHILLIPS                         263,077                      653,350
DISNEY WALT CO                          31,500                        4,600
DOMINION RES INC VA NEW                235,502                      458,455
DOVER CORP                              10,180                        8,400
DOW CHEM CO                            266,660                      333,757
DU PONT E I DE NEMOURS &                23,700                        3,942
DUKE ENERGY CORP                             0                      532,000
DUKE REALTY CORP                       109,870                       31,410
EMERSON ELEC CO                        187,712                      446,330
ENGELHARD CORP                           1,500                      273,600
EQUITY OFFICE PROPERTIES               178,870                       21,327
EQUITY RESIDENTIAL                     139,936                       12,950
EXXON MOBIL CORP                        53,594                       94,323
FEDERAL REALTY INVT TR                       0                      165,000
FIRST DATA CORP                        309,444                      613,541
FIRST INDUSTRIAL REALTY                105,980                       17,750
FLEXTRONICS INTL LTD                   170,090                       19,988

Page 4 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                            Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                  Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
FORD MTR CO DEL                             345370860          6,475      442,260
GANNETT INC                                 364730101         17,245      211,075
GENERAL ELEC CO                             369604103         78,244    2,143,676
GENERAL MTRS CORP                           370442105          2,861       71,430
HEINZ H J CO                                423074103         11,382      291,910
HERSHEY FOODS CORP                          427866108            222        4,000
HEWLETT PACKARD CO                          428236103         21,472    1,023,930
HILLENBRAND INDS INC                        431573104            201        3,612
HOME DEPOT INC                              437076102         40,222      941,088
HONDA MOTOR LTD                             438128308          7,989      306,559
HONEYWELL INTL INC                          438516106          1,987       56,112
HSBC HLDGS PLC                              404280406         11,387      133,750
INTEL CORP                                  458140100            974       41,640
INTERNATIONAL BUSINESS M                    459200101          2,922       29,640
INTL PAPER CO                               460146103          6,517      155,164
ISHSTR LEHMAN AGG BND                       464287226          1,993       19,470
ISHSTR MSCI EAFE IDX                        464287465            346        2,160
                                                             212,439

                                                        Item 8:
                                      Voting Authority (Shares)
                                      -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared      (c) None

------------------------------        --------   ----------      ----------
FORD MTR CO DEL                         30,985                      411,275
GANNETT INC                                 75                      211,000
GENERAL ELEC CO                        722,599                    1,421,077
GENERAL MTRS CORP                       71,430                            0
HEINZ H J CO                             4,160                      287,750
HERSHEY FOODS CORP                           0                        4,000
HEWLETT PACKARD CO                      46,005                      977,925
HILLENBRAND INDS INC                       500                        3,112
HOME DEPOT INC                         362,648                      578,440
HONDA MOTOR LTD                        286,284                       20,275
HONEYWELL INTL INC                      38,582                       17,530
HSBC HLDGS PLC                               0                      133,750
INTEL CORP                              30,900                       10,740
INTERNATIONAL BUSINESS M                21,624                        8,016
INTL PAPER CO                              164                      155,000
ISHSTR LEHMAN AGG BND                   19,470                            0
ISHSTR MSCI EAFE IDX                     2,160                            0

Page 5 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                            Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                  Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
ISHSTR RUSSELL 1000VAL                      464287598            445        6,718
ISHSTR S&P MIDCP GROW                       464287606            469        3,490
ISHSTR S&P MIDCP VALU                       464287705            922        7,180
ISHSTR S&P SMLCP GROW                       464287887            395        3,690
ISHSTR S&P500/BAR GRW                       464287309          1,692       29,300
ISHSTR S&P500/BAR VAL                       464287408          1,065       16,950
ISHSTR SMLCP VALU                           464287879            638        5,240
ISHSTR TR 1-3 YR TRS BD                     464287457            929       11,410
JEFFERSON PILOT CORP                        475070108         13,577      261,293
JOHNSON & JOHNSON                           478160104          4,043       63,745
JPMORGAN & CHASE & CO                       46625H100         25,887      663,604
KENTUCKY BANCSHARES INC                     491203105            256        8,400
KERR MCGEE CORP                             492386107         27,017      467,502
KEYSPAN CORP                                49337W100         44,066    1,117,005
KIMBERLY CLARK CORP                         494368103         81,131    1,232,814
KOHLS CORP                                  500255104         17,219      350,200
LEXMARK INTL CL A                           529771107            950       11,180
                                                             220,701

                                                        Item 8:
                                      Voting Authority (Shares)
                                      -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared      (c) None

------------------------------        --------   ----------      ----------
ISHSTR RUSSELL 1000VAL                       0                        6,718
ISHSTR S&P MIDCP GROW                    3,490                            0
ISHSTR S&P MIDCP VALU                    7,180                            0
ISHSTR S&P SMLCP GROW                    3,690                            0
ISHSTR S&P500/BAR GRW                   29,300                            0
ISHSTR S&P500/BAR VAL                   16,950                            0
ISHSTR SMLCP VALU                        5,240                            0
ISHSTR TR 1-3 YR TRS BD                  6,210                        5,200
JEFFERSON PILOT CORP                    93,883                      167,410
JOHNSON & JOHNSON                       29,035                       34,710
JPMORGAN & CHASE & CO                   41,168                      622,436
KENTUCKY BANCSHARES INC                  8,400                            0
KERR MCGEE CORP                        144,282                      323,220
KEYSPAN CORP                           338,685                      778,320
KIMBERLY CLARK CORP                    371,774                      861,040
KOHLS CORP                                   0                      350,200
LEXMARK INTL CL A                       11,180                            0

Page 6 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                            Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                  Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
LILLY ELI & CO                              532457108            232        4,080
MACK CALI RLTY CORP                         554489104          2,490       54,095
MBIA INC                                    55262C100          9,595      151,631
MBNA CORP                                   55262L100         54,839    1,945,340
MCDONALDS CORP                              580135101         22,561      703,705
MCKESSON CORP                               58155Q103         19,127      607,970
MEDCO HEALTH SOLUTIONS I                    58405U102          2,900       69,715
MERCK & CO INC                              589331107          3,054       95,033
MGIC INVT CORP WIS                          552848103         39,341      570,904
MICROSOFT CORP                              594918104         86,132    3,223,488
NATIONAL CITY CORP                          635405103          2,849       75,884
NEENAH PAPER INC                            640079109            813       24,941
NORFOLK SOUTHERN CORP                       655844108            411       11,358
ORACLE CORP                                 68389X105          5,997      437,065
PEPSICO INC                                 713448108          2,294       43,955
PFIZER INC                                  717081103         44,472    1,653,841
PNC FINL SVCS GROUP INC                     693475105         10,272      178,833
                                                             307,379

                                                        Item 8:
                                      Voting Authority (Shares)
                                      -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared      (c) None

------------------------------        --------   ----------      ----------
LILLY ELI & CO                           4,080                            0
MACK CALI RLTY CORP                     52,545                        1,550
MBIA INC                                18,119                      133,512
MBNA CORP                              666,748                    1,278,592
MCDONALDS CORP                         199,915                      503,790
MCKESSON CORP                          303,410                      304,560
MEDCO HEALTH SOLUTIONS I                12,889                       56,826
MERCK & CO INC                          87,670                        7,363
MGIC INVT CORP WIS                     229,324                      341,580
MICROSOFT CORP                         956,508                    2,266,980
NATIONAL CITY CORP                       7,200                       68,684
NEENAH PAPER INC                            32                       24,909
NORFOLK SOUTHERN CORP                    3,775                        7,583
ORACLE CORP                            409,445                       27,620
PEPSICO INC                             42,655                        1,300
PFIZER INC                             460,081                    1,193,760
PNC FINL SVCS GROUP INC                162,259                       16,574

Page 7 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                            Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                  Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
PRAXAIR INC                                 74005P104            207        4,680
PROCTER & GAMBLE CO                         742718109          3,129       56,813
RAYTHEON CO                                 755111507          9,972      256,800
REGIONS FINANCIAL CORP N                    7591EP100         19,202      539,520
REYNOLDS AMERICAN INC                       761713106            912       11,600
ROYAL DUTCH PETE CO                         780257804         36,084      628,864
S Y BANCORP INC                             785060104            862       35,748
SARA LEE CORP                               803111103          1,040       43,090
SBC COMMUNICATIONS INC                      78387G103         40,657    1,577,700
SCHERING PLOUGH CORP                        806605101            502       24,040
SCHLUMBERGER LTD                            806857108          6,916      103,300
SHERWIN WILLIAMS CO                         824348106            268        6,000
SIMON PPTY GROUP INC NEW                    828806109          3,633       56,170
SOUTHERN CO                                 842587107            510       15,200
SPDR TR UNIT SER 1                          78462F103            594        4,918
STATE STR CORP                              857477103            491       10,000
SUNGARD DATA SYS INC                        867363103         21,990      776,210
                                                             146,969

                                                       Item 8:
                                     Voting Authority (Shares)
                                     -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared      (c) None

------------------------------        --------   ----------      ----------
PRAXAIR INC                              4,680                            0
PROCTER & GAMBLE CO                     28,917                       27,896
RAYTHEON CO                                100                      256,700
REGIONS FINANCIAL CORP N                     0                      539,520
REYNOLDS AMERICAN INC                   11,600                            0
ROYAL DUTCH PETE CO                        300                      628,564
S Y BANCORP INC                         35,748                            0
SARA LEE CORP                           10,920                       32,170
SBC COMMUNICATIONS INC                 526,155                    1,051,545
SCHERING PLOUGH CORP                     2,540                       21,500
SCHLUMBERGER LTD                         2,100                      101,200
SHERWIN WILLIAMS CO                          0                        6,000
SIMON PPTY GROUP INC NEW                42,570                       13,600
SOUTHERN CO                              3,200                       12,000
SPDR TR UNIT SER 1                       4,918                            0
STATE STR CORP                               0                       10,000
SUNGARD DATA SYS INC                   162,760                      613,450

Page 8 of 8
                             FORM 13F (SEC USE ONLY)

               Name of Reporting Manager Todd Investment Advisors

                                                                                              Item 6:
                                                                                       Investment Discretion
                                                                                   ----------------------------------
                                  Item 2:                 Item 4:      Item 5:
            Item 1:                Title     Item 3:        Fair      Shares of                                            Item 7:
         Name of Issuer             of        CUSIP        Market     Principal              (b) Shared-                  Managers
                                   Class      Number       Value        Amount     (a) Sole  As Defined   (c) Shared-   See Inst. V
                                                                                             in Inst. V      Other
------------------------------    ------    ---------     ----------  -----------  --------  -----------  ------------  -----------
TARGET CORP                                 87612E110         91,295    1,758,032
TEXAS INSTRS INC                            882508104         21,045      854,791
UNION PAC CORP                              907818108         31,909      474,482
UNITED TECHNOLOGIES CORP                    913017109         76,043      735,784
UNITEDHEALTH GROUP INC                      91324P102         22,008      250,000
UNOCAL CORP                                 915289102         23,161      535,645
US BANCORP DEL                              902973304          1,171       37,393
UST INC                                     902911106          2,841       59,056
VERIZON COMMUNICATIONS                      92343V104         58,941    1,454,966
WACHOVIA CORP 2ND NEW                       929903102         55,097    1,047,467
WAL MART STORES INC                         931142103          1,875       35,500
WALGREEN CO                                 931422109            516       13,460
WELLPOINT INC                               94973V107         70,617      614,057
WELLS FARGO & CO NEW                        949746101         69,188    1,113,236
WYETH                                       983024100            531       12,465
XCEL ENERGY INC                             98389B100            902       49,540
                                                             527,140
                   COMPANY TOTAL                           2,333,841

                                                       Item 8:
                                     Voting Authority (Shares)
                                     -------------------------

            Item 1:
         Name of Issuer
                                      (a) Sole   (b) Shared      (c) None

------------------------------        --------   ----------      ----------
TARGET CORP                            473,967                    1,284,065
TEXAS INSTRS INC                       230,761                      624,030
UNION PAC CORP                         207,612                      266,870
UNITED TECHNOLOGIES CORP               248,801                      486,983
UNITEDHEALTH GROUP INC                       0                      250,000
UNOCAL CORP                            147,445                      388,200
US BANCORP DEL                          18,275                       19,118
UST INC                                 34,606                       24,450
VERIZON COMMUNICATIONS                 401,762                    1,053,204
WACHOVIA CORP 2ND NEW                  235,457                      812,010
WAL MART STORES INC                     24,300                       11,200
WALGREEN CO                              3,500                        9,960
WELLPOINT INC                          239,502                      374,555
WELLS FARGO & CO NEW                   355,441                      757,795
WYETH                                    2,400                       10,065
XCEL ENERGY INC                         49,540                            0

                   COMPANY TOTAL